Summary of Significant Accounting Policies (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details
Common stock issuable upon conversion of convertible debentures			6,147,059	1,081,000
Options to purchase common stock	15,371,765	16,688,942	14,377,570	14,824,158
Warrants to purchase common stock	37,119,049	8,243,847	35,187,847	15,488,056
Totals	52,490,814	24,932,789	55,712,476	31,393,214